Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred Tax Asset:
Employment related accruals	$ 51.2	$ 51.0
Foreign tax credit carryover and other credit carryovers	0.3	0.2
Net operating loss carryforwards	78.2	100.3
Total gross deferred tax asset	129.7	151.5
Valuation allowance	(83.8)	(81.8)
Total deferred tax asset	45.9	69.7
Deferred Tax Liability:
Intangibles	(62.1)	(65.7)
Unremitted foreign earnings	(298.5)
Unrealized gain on investment		(22.2)
Other	(19.5)	(17.2)
Total deferred tax liability	(81.6)	(105.1)
Net deferred tax liability	(35.7)	(35.4)
U.S. [Member]
Deferred Tax Liability:
Net deferred tax liability	(20.1)	(18.4)
International [Member]
Deferred Tax Liability:
Net deferred tax liability	$ (15.6)	$ (17.0)